Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator ³			Assets that Were Subject of Demand ² ³			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period) ² ³			Demand in Dispute ¹ ³			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-19

CIK # Not Applicable

		HUD	517	$138,529,364.78	100.00%	380	$101,101,697.59	72.98%	0	$0.00	0.00%	380	$101,101,697.59	72.98%	4	$1,150,044.44	0.83%	0	$0.00	0.00%	0	$0.00	0.00%
Total			517	$138,529,364.78	100.00%	380	$101,101,697.59	72.98%	0	$0.00	0.00%	380	$101,101,697.59	72.98%	4	$1,150,044.44	0.83%	0	$0.00	0.00%	0	$0.00	0.00%

¹	As disclosed in Q22014 filing four (4) assets were reported in Dispute. The assets continue to be in Dispute as the seller and purchaser work towards resolution.
²	As disclosed herein 380 assets were Subject of Demand and were Pending Repurchase or Replacement during the 3-month period ending 9/30/2014.
³	The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.